Note 17 - Operating Segmentation	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.	Operating Segmentation:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services). The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and U.S. banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRT Cyber Inc. to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by our chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of our consolidated financial statements, as disclosed in note 3 of the Bank’s 2021 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

Following is information regarding the results of each reportable operating segment as at and for the three and nine months ended July 31, 2022 and 2021:

(thousands of Canadian dollars)
for the three months ended	July 31, 2022				July 31, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$20,062	$-	$-	$20,062	$14,542	$-	$-	$14,542
Non-interest income	12	1,206	(41)	1,177	2	1,226	(41)	1,187
Total revenue	20,074	1,206	(41)	21,239	14,544	1,226	(41)	15,729

Provision for (recovery of) credit losses	166	-	-	166	96	-	-	96
	19,908	1,206	(41)	21,073	14,448	1,226	(41)	15,633

Non-interest expenses:
Salaries and benefits	5,600	1,168	-	6,768	4,411	442	-	4,853
General and administrative	5,217	343	(41)	5,519	2,286	169	(41)	2,414
Premises and equipment	610	319	-	929	607	326	-	933
	11,427	1,830	(41)	13,216	7,304	937	(41)	8,200

Income (loss) before income taxes	8,481	(624)	-	7,857	7,144	289	-	7,433

Income tax provision	2,099	38	-	2,137	1,904	93	-	1,997

Net income (loss)	$6,382	$(662)	$-	$5,720	$5,240	$196	$-	$5,436

Total assets	$3,076,611	$21,796	$(23,064)	$3,075,343	$2,285,882	$18,323	$(18,434)	$2,285,771

Total liabilities	$2,725,820	$24,794	$(21,919)	$2,728,695	$2,030,180	$20,848	$(17,289)	$2,033,739

(thousands of Canadian dollars)
for the nine months ended	July 31, 2022				July 31, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$54,189	$-	$-	$54,189	$44,011	$-	$-	$44,011
Non-interest income	14	4,061	(124)	3,951	(14)	3,234	(110)	3,110
Total revenue	54,203	4,061	(124)	58,140	43,997	3,234	(110)	47,121

Provision for (recovery of) credit losses	246	-	-	246	(159)	-	-	(159)
	53,957	4,061	(124)	57,894	44,156	3,234	(110)	47,280

Non-interest expenses:
Salaries and benefits	16,625	2,952	-	19,577	13,634	1,202	-	14,836
General and administrative	12,460	826	(124)	13,162	6,585	661	(110)	7,136
Premises and equipment	1,851	1,029	-	2,880	1,775	882	-	2,657
	30,936	4,807	(124)	35,619	21,994	2,745	(110)	24,629

Income (loss) before income taxes	23,021	(746)	-	22,275	22,162	489	-	22,651

Income tax provision	5,805	241	-	6,046	5,910	271	-	6,181

Net income (loss)	$17,216	$(987)	$-	$16,229	$16,252	$218	$-	$16,470

Total assets	$3,076,611	$21,796	$(23,064)	$3,075,343	$2,285,882	$18,323	$(18,434)	$2,285,771

Total liabilities	$2,725,820	$24,794	$(21,919)	$2,728,695	$2,030,180	$20,848	$(17,289)	$2,033,739

The Bank has operations in the US, through both its Digital Banking and DRTC businesses, however as at July 31, 2022 substantially all of the Bank’s earnings and assets are based in Canada.